Vessels under construction, Analysis of Vessels Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessels Under Construction [Abstract]
Beginning balance	$ 118
Advances for vessel under construction and other initial expenses	1,031
Capitalized interest	69,012
Vessels under construction	$ 70,161